Asian Growth Cubs ETF SCHEDULE OF INVESTMENTS	January 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 88.0%
BANGLADESH – 16.1%
Bangladesh Submarine Cable Co. Ltd.	99,323	$257,085
Beacon Pharmaceuticals Ltd.	93,043	244,725
Beximco Pharmaceuticals Ltd.	114,705	260,487
BRAC Bank Ltd.	392,273	251,784
GrameenPhone Ltd.	64,647	267,533
Renata Ltd.	17,265	267,467
Robi Axiata Ltd.	577,346	251,750
Square Pharmaceuticals Ltd.	104,340	267,159
		2,067,990
INDONESIA – 31.6%
Bank Central Asia TBK PT	492,800	261,271
Bank Jago TBK PT*	200,500	228,633
Bukalapak.Com PT TBK*	7,987,400	197,713
Elang Mahkota Teknologi TBK PT*	1,526,300	190,496
Global Mediacom TBK PT*	14,612,500	256,039
Kalbe Farma TBK PT	2,278,000	259,764
Link Net TBK PT	971,700	297,956
M Cash Integrasi PT*	380,800	293,901
Media Nusantara Citra TBK PT	4,435,300	262,133
Medikaloka Hermina TBK PT	3,474,700	264,553
Mitra Keluarga Karyasehat TBK PT	1,690,600	296,225
Sarana Menara Nusantara TBK PT	3,523,400	251,111
Siloam International Hospitals TBK PT	433,300	249,309
Surya Citra Media TBK PT*	12,401,400	251,787
Tower Bersama Infrastructure TBK PT	1,332,200	266,773
Unilever Indonesia TBK PT	893,400	250,341
		4,078,005
PAKISTAN – 7.7%
Lucky Cement Ltd.*	67,344	260,616
Meezan Bank Ltd.	340,396	264,187
Systems Ltd.	57,500	240,118
TRG Pakistan	438,500	220,914
		985,835
PHILIPPINES – 14.6%
Ayala Corp.	16,280	277,854
Ayala Land, Inc.	398,500	280,650
Bank of the Philippine Islands	145,810	280,607
Converge Information and Communications Technology Solutions, Inc.*	433,000	260,352
First Gen Corp.	491,400	269,921
Globe Telecom, Inc.	4,125	251,668
Megaworld Corp.	4,351,000	263,749
		1,884,801
SINGAPORE – 1.7%
Grab Holdings Ltd., Class A*	38,473	217,757
TAIWAN – 1.6%
Sea Ltd., ADR*	1,400	210,434

	Number of Shares	Value
COMMON STOCKS (Continued)
VIETNAM – 14.7%
Khang Dien House Trading and Investment JSC*	105,400	$232,671
Masan Group Corp.	38,700	244,331
Sai Gon-Ha Noi Securities JSC	115,900	204,168
Saigon Beer Alcohol Beverage Corp.	39,000	256,040
Viet Capital Securities JSC	82,800	204,716
Vietnam Dairy Products JSC	70,000	256,821
Vingroup JSC*	58,349	249,883
Vinhomes JSC(a)	69,850	247,636
		1,896,266
TOTAL COMMON STOCKS
(Cost $11,757,862)		11,341,088

EXCHANGE-TRADED FUNDS – 12.4%
EQUITY – 12.4%
DCVFMVN Diamond ETF*	1,292,500	1,592,086
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,445,090)		1,592,086

TOTAL INVESTMENTS – 100.4%
(Cost $13,202,952)		12,933,174
Liabilities in Excess of Other Assets – (0.4%)		(46,224)
TOTAL NET ASSETS – 100.0%		$12,886,950

*	Non-income producing security.
(a)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $247,636, which represents 1.9% of net assets as of January 31, 2022.

ADR	:	American Depositary Receipt
JSC	:	Joint Stock Company